1933 Act File No. 333-258934

1940 Act File No. 811-23730

As Filed with the U.S. Securities and Exchange Commission on March 4, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 30	☒

Federated Hermes ETF Trust

(Exact name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire
1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On April 2, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On __________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A for Federated Hermes ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 2, 2026, the effectiveness of  Post-Effective Amendment No. 21 (“PEA No. 21”), which was filed with the Commission via EDGAR Accession No. 0001623632-25-001059 on August 22, 2025, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 21 by means of this filing, Parts A, B and C of PEA No. 21, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectuses for the Federated Hermes International Leaders ETF and the Federated Hermes Ultrashort Bond ETF are incorporated herein by reference to Part A of PEA No.21.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Federated Hermes International Leaders ETF and the Federated Hermes Ultrashort Bond ETF are incorporated herein by reference to Part B of PEA No. 21.

PART C – OTHER INFORMATION

The Part C for the Federated Hermes International Leaders ETF and the Federated Hermes Ultrashort Bond ETF are incorporated herein by reference to Part C of PEA No.21.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED HERMES ETF TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 4th day of March 2026.

FEDERATED HERMES ETF TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY:/s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	March 4, 2026
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Jeremy D. Boughton*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John G. Carson*	Trustee
G. Thomas Hough*	Trustee
Karen L. Larrimer*	Trustee
Max Miller*	Trustee
Frank J. Nasta*	Trustee
Thomas O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney